Long-Term Notes (Details) $ in Millions		12 Months Ended
	Apr. 27, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 05, 2020
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ 1,562,361,000	$ 547,598,000
Loan repayments		1,100,000,000
Changes in reported amount of U.S. denominated debt		17,000,000
Net proceeds from issuance of long-term notes		1,046,197,000	0
Unamortized debt issuance costs		40,424,000	2,138,000
Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes		1,597,475,000	554,597,000
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ (35,114,000)	(6,999,000)
8.75% Notes Due April 1, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 409.8	$ 409.8
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.75%		8.75%		8.75%
8.75% Notes Due April 1, 2027 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ 541,114,000	554,597,000
8.50% notes due April 1, 2030
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 800,000,000			$ 800.0	$ 0.0
Borrowings, redeemable interest rate	98.709%
Net proceeds from issuance of long-term notes	$ 1,000,000,000
Unamortized debt issuance costs	13,700,000
Transaction costs	$ 18,500,000
8.50% notes due April 1, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.50%	8.50%		8.50%
8.50% notes due April 1, 2030 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ 1,056,361,000	$ 0